As filed with the Securities and Exchange Commission on May 10, 2019

1933 Act File No. 333-165300
1940 Act File No. 811-22394

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 22	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 23	[X]

CHOU AMERICA MUTUAL FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

(207) 347-2088

Gino E. Malaspina

Atlantic Fund Services

Three Canal Plaza, Suite 600

Portland, Maine 04101

Copy to:

Andrew P. Cross & Todd P. Zerega

Perkins Coie LLP

700 Thirteenth Street N.W.

Washington D.C. 20005

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]	on ______, pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on ______, pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on ______, pursuant to Rule 485, paragraph (a)(2)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 22 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 21 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Toronto and the Province of Ontario, Canada on May 10, 2019 .

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S.M. Chou
Francis S.M. Chou
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on May 10, 2019 .

(a)	Principal Executive Officer

/s/ Francis S.M. Chou
Francis S.M. Chou
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Michael J. McKeen
Michael J. McKeen
Principal Financial Officer

(c)	A majority of the Trustees

Francis S.M. Chou, Trustee*
Tyrone Tull, Trustee*
Lily Pinarello, Trustee*

By:	/s/ Gino E. Malaspina
Gino E. Malaspina
As Attorney-in-fact

*	Pursuant to powers of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase